Note 11 - Finance Income and Finance Cost	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
11	Finance income and finance cost

	2024	2023

Finance income received - Bank	16	30

Unwinding of rehabilitation provision - Blanket (note 20)	198	279
Unwinding of rehabilitation provision - Solar	5	–
Finance cost - Leases	7	15
Finance cost - Overdraft and short term loans	1,359	1,076
Finance cost - Solar loan notes payable (note 21.1)	624	373
Finance cost - Motapa loan notes payable	–	619
Finance cost - Long term loans	167	–
	2,360	2,362